Other liabilities - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other liabilities [Abstract]
Other non-current non-financial liabilities	€ 54	€ 60
Non-current contract liabilities	469	515
Current contract liabilities	1,809	1,696
Increase (Decrease) in current contract liabilities through operational activities	€ 113
Revenue that was included in contract liability balance at beginning of period		€ 1,696